UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - May 31, 2006

Item 1:	Reports to Shareholders

Vanguard® New Jersey Tax-Exempt Funds

> Semiannual Report

May 31, 2006

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

>	Both of the Vanguard New Jersey Tax-Exempt Funds posted a return of 1.5% for the six months ended May 31, 2006.
>	Interest rates climbed throughout the half-year, led by increases at the shortest end of the maturity spectrum.
>	The difference in yields of the shortest- and longest-term municipal bonds remained small by historical standards.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
New Jersey Tax-Exempt Money Market Fund	9
New Jersey Long-Term Tax-Exempt Fund	23
About Your Fund’s Expenses	44
Trustees Approve Advisory Arrangement	46
Glossary	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2006
Total
Return
Vanguard New Jersey Tax-Exempt Money Market Fund	1.5%
SEC 7-Day Annualized Yield: 3.26%
Taxable-Equivalent Yield: 5.53%[1]
Average New Jersey Tax-Exempt Money Market Fund[2]	1.3

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	1.5%
SEC 30-Day Annualized Yield: 4.04%
Taxable-Equivalent Yield: 6.85%[1]
Admiral™ Shares[3]	1.5
SEC 30-Day Annualized Yield: 4.12%
Taxable-Equivalent Yield: 6.98%[1]
Lehman 10 Year Municipal Bond Index	1.3
Average New Jersey Municipal Debt Fund[2]	1.6
Lehman Municipal Bond Index	1.5

Your Fund’s Performance at a Glance
November 30, 2005–May 31, 2006

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.015	$0.000
Long-Term
Investor Shares	11.82	11.66	0.261	0.072
Admiral Shares	11.82	11.66	0.265	0.072

[1]

This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum New Jersey state income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

[2]	Derived from data provided by Lipper Inc.

[3]	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

During the six months ended May 31, 2006, the Federal Reserve Board’s inflation-fighting campaign pushed short-term interest rates higher. Longer-term rates also increased, though at a more moderate pace.

Vanguard New Jersey Long-Term Tax-Exempt Fund returned 1.5%, beating the result of the benchmark index and slightly trailing the average return of competing New Jersey municipal bond funds. The income portion of the fund’s return more than offset its modest decline in share price. The fund’s 4.04% yield for Investor Shares at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield was 6.85%.

The New Jersey Tax-Exempt Money Market Fund also posted a 1.5% result, which surpassed the average return of its peers. The fund’s yield increased to 3.26%; the taxable equivalent would be 5.53% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and New Jersey state income taxes, a portion of these distributions may be subject to the alternative minimum tax.

Bonds treaded water as rates continued to rise

Bond market returns were flat during the past six months, as rising interest rates put pressure on prices. The Federal Reserve Board raised its target for the federal funds rate from 4.00% to 5.00% in four separate actions as part of its efforts to rein in inflationary pressures. Yields generally moved higher across the maturity spectrum, a change from the pattern in prior months when yields rose at the shorter end but fell at the longer end.

In general, short-term and municipal securities outperformed long-term taxable bonds. High-yield bonds, which are less sensitive to changes in interest rates, turned in impressive relative results.

Stocks gained ground, then stumbled late in the period

The U.S. stock market advanced through much of the fiscal half-year, with some indexes approaching a five-year high in early May. Despite ongoing concerns about high energy costs and the possibility of inflation, investors generally remained positive about the economy. In mid-May, however, worries over whether the Fed would continue to raise interest rates gave some investors pause, leading to a decline in the major indexes.

In the U.S. market, small-capitalization stocks once again outperformed their large-cap counterparts, a persistent trend over the past few years. Returns of international stocks, aided by a weak dollar, continued to surpass those of

Market Barometer
			Total Returns
	Periods Ended May 31, 2006
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	0.0%	–0.5%	5.0%
Lehman Municipal Bond Index	1.5	1.9	5.3
Citigroup 3-Month Treasury Bill Index	2.1	3.8	2.1

Stocks
Russell 1000 Index (Large-caps)	2.8%	9.4%	2.6%
Russell 2000 Index (Small-caps)	7.0	18.2	9.1
Dow Jones Wilshire 5000 Index (Entire market)	3.4	10.8	3.7
MSCI All Country World Index ex USA (International)	15.4	30.9	11.0

CPI
Consumer Price Index	2.5%	4.2%	2.6%

[1]	Annualized.

U.S. stocks. Although emerging markets experienced sharp losses in May, they were strong performers in the international arena for the fiscal half-year.

Your fund remained consistent in a challenging rate environment

Over the past six months, the relatively attractive yields available for municipal bonds resulted in increased demand for these securities. This increase, coupled with a decrease in the supply of municipal bonds, placed a slight upward pressure on municipal bond prices and a slight downward pressure on the resultant yields, particularly among long-term bonds.

While yields at the longest end of the maturity spectrum generally remained stable, the Fed’s rate-tightening actions helped to push municipal bond yields higher for shorter-term issues. This “flattening” of the municipal bond yield curve presented a challenging investment environment for your fund’s advisor, the Vanguard Fixed Income Group.

Against this backdrop, the advisor steered the New Jersey Long-Term Tax-Exempt Fund to a 1.5% return, reflecting an income return that more than offset a slight decline in the fund’s net asset value (NAV). The fund outpaced the result of its benchmark index, but fell just short of the average return of competing New Jersey municipal debt funds. During the past six months, the advisor kept the fund’s duration, a measure of interest rate sensitivity, near the short end of its typical range—a strategy that offered some protection from the negative impact of rising interest rates.

Annualized Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Peer
New Jersey Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.13%	—	0.68%
Long-Term	0.17	0.09%	1.11

[1]

Fund expense ratios reflect the six months ended May 31, 2006. Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund; and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

The New Jersey Tax-Exempt Money Market Fund benefited from the increase in short-term rates. Its short average maturity enabled it to quickly translate rising rates into higher income. The fund’s return of 1.5% was higher than the average return for its peers, largely because of its lower expense ratio.

Maintaining low investment costs is always important, but can be especially important during periods of modest total returns—which are not atypical in the fixed income market. The less you pay in expenses, the greater is your portion of the portfolio’s total return. In addition, Vanguard’s low expenses provide the advisor with flexibility that other portfolio managers don’t have: The advisor doesn’t have to take extra risks to deliver competitive returns.

Your muni fund’s dual role: Providing income and stability

If you own shares of an equity fund, you probably enjoyed the fund’s strong performance in the first four months of calendar-year 2006. From January through April, the broad U.S. stock market returned more than 6.5%. Nearly half of that return was ceded, however, during a disappointing May. This abrupt turnabout reminds us of a fundamental principle in investing: balance.

A portfolio balanced among stock, bond, and money market funds, in levels appropriate to your goals, risk tolerance, and time horizon, can provide stability in a choppy market. As a shareholder in a New Jersey Tax-Exempt Fund, you’re aware of your fund’s ability to generate income that is free of New Jersey and federal taxes. But don’t overlook the role it can play as a stabilizing counterweight to the more volatile segments of your portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 14, 2006

Advisor’s Report

During the six months ended May 31, 2006, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 1.5%, trailing the average result of its peers. The Vanguard New Jersey Tax-Exempt Money Market Fund also returned 1.5%, which outpaced its peer-group average.

The investment environment

Over the fiscal half-year, the U.S. economy showed signs of being squarely in expansion mode. At the end of May, the Commerce Department estimated that real gross domestic product had expanded by 3.6% for the 12 months ended March 31, a pace slightly above the economy’s potential long-term growth rate. Much of the economy’s growth was spurred by strong exports, construction, and business investment spending. Personal consumption also expanded briskly, buoyed by rising incomes and improved job prospects. During the funds’ fiscal half-year ended May 31, U.S. employment levels also improved. The nation’s unemployment rate stood at 4.6% on May 31—the lowest level in five years—and anecdotal reports pointed to shortages of skilled workers in select industries.

At the same time, inflation remained a concern. Rising energy prices contributed to increased rates of consumer and wholesale inflation in the first half of 2006. Through May, the consumer price index (CPI), which tracks prices at the consumer

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Nov. 30, 2005	May 31, 2006	(basis points)[1]
2 years	3.24%	3.59%	+35
5 years	3.43	3.66	+23
10 years	3.87	4.02	+15
30 years	4.55	4.53	–2

Yields of U.S. Treasury Securities
			Change
Maturity	Nov. 30, 2005	May 31, 2006	(basis points)[1]
2 years	4.41%	5.03%	+62
5 years	4.41	5.03	+62
10 years	4.48	5.11	+63
30 years	4.69	5.21	+52

Source: Vanguard.

[1]	One basis point equals 1/100 of a percentage point.

level, was 4.2% higher than its year-ago level. Increases in the core CPI, which excludes volatile food and energy prices, have also accelerated recently.

The Federal Reserve Board continued its “measured” pace of tightening, raising the target for the federal funds rate four times during the six months, to 5.00%. The Fed has noted that long-run inflation expectations, as implied by the difference between nominal and inflation-adjusted interest rates, remain contained, but recent economic reports have prompted some concern. The financial markets anticipated that the Fed would raise the federal funds rate to 5.25% at its June 28–29 meeting.

Municipal bonds outperformed Treasuries

In the U.S. Treasury market, yields rose by similar amounts across the maturity spectrum. Increases during the six months ranged from 52 basis points (0.52 percentage point) for the 30-year note to 63 basis points for the 10-year note. Treasury yields also rose over the last 12 months, but the increases were much more pronounced among shorter issues than longer ones.

For municipal bonds, yields increased over the last six months for all but the longest-dated issues, though increases were generally more modest than those of Treasury yields—a relationship that also characterized the rate changes in the Treasury and municipal money markets. The pronounced increase in short-term municipal yields created a relatively flat municipal yield curve, with only 94 basis points separating the yield of the 30-year bond (4.53%) from that of the 2-year bond (3.59%) as of May 31.

For the fiscal half-year, new tax-exempt issuance declined by 17% nationwide, compared with year-ago levels. With the exception of California, in fact, all states issued lower volumes of tax-exempt securities. Much of the decrease was attributable to a substantial slowdown in bond “refunding” activity. The rise in interest rates meant that many state and local governments could no longer issue new, lower-coupon bonds and use the proceeds to offset their existing, higher-yield obligations.

At the same time, the demand for municipal bonds increased. The municipal bond market’s recent attractiveness relative to Treasuries drew institutional investors such as banks and insurance firms, as well as investors from outside the United States. These supply-and-demand dynamics supported bond prices (thus limiting yield increases), which helped municipal bonds to outperform their taxable brethren.

Management of the funds

The rising interest rate environment of the past six months had varying effects on the Vanguard New Jersey Tax-Exempt Funds. At the shortest end of the spectrum, we maintained a short average maturity in the Tax-Exempt Money Market Fund, which allowed us to accelerate the reinvestment of maturing issues in new, higher-yielding securities. The fund returned 1.5% during its fiscal half-year, besting the return of its peer-group average.

The New Jersey Long-Term Tax-Exempt Fund also returned 1.5%, as a modest decline in the fund’s share price was more than offset by its income return. During the fund’s fiscal half-year, we kept the fund’s average duration at the short end of its typical range, a strategy that afforded some protection from rising interest rates. A decline in bond issuance also provided some support for tax-exempt securities. During the past six months, the state of New Jersey and its municipalities issued $6.7 billion in new securities, a 30.6% drop from a year ago.

Expense ratios are critical in a low-yield environment

Shareholder returns depend not only on portfolio management decisions but also on investment costs. The Vanguard New Jersey Tax-Exempt Funds’ low expense ratios are important in any environment, but especially during periods of relatively low yields. Our cost advantage enables us to generate highly competitive total returns while keeping our focus on higher-quality investments. Over time, this disciplined, conservative approach has generated strong returns, while also reaffirming that we will not take needless risks with your investment.

John M. Carbone, Principal

Kathryn T. Allen, Principal

Vanguard Fixed Income Group June 16, 2006

New Jersey Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2006

Financial Attributes

Yield	3.3%
Average Weighted Maturity	34 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	88%
P-1/A-1/SP-1/F-1	11
AAA/AA	1

[1]	Moody’s Investors Service.

[2]	Annualized.

[3]	Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch. See page 47 for a glossary of investment terms.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects the current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1995–May 31, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1996	3.2%	2.9%
1997	3.3	3.0
1998	3.2	2.8
1999	2.9	2.5
2000	3.7	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.5
2005	2.2	1.7
20062	1.5	1.3
SEC 7-Day Annualized Yield (5/31/2006): 3.26%

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New Jersey Tax-Exempt
Money Market Fund	2/3/1988	2.59%	1.60%	2.43%

[1]	Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

[2]	Six months ended May 31, 2006.

Note: See Financial Highlights table on page 21 for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.9%)
Bridgewater Township NJ BAN	4.000%	10/4/06	7,630	7,657
Burlington County NJ BAN	4.500%	3/1/07	19,655	19,806
Burlington County NJ BAN	4.500%	4/12/07	25,525	25,714
[1] Burlington County NJ Bridge Comm. Rev.
TOB VRDO	3.500%	6/7/06 (2)	5,350	5,350
Camden County NJ Improvement Auth.
Lease Rev. VRDO	3.390%	6/7/06 LOC	13,000	13,000
Cherry Hill Township NJ BAN	4.000%	10/24/06	9,133	9,165
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.420%	6/7/06 (2)	12,200	12,200
[1] Delaware River Port Auth. Pennsylvania &
New Jersey Rev. TOB VRDO	3.500%	6/7/06 (4)	3,000	3,000
Essex County NJ Improvement Auth. Rev.
(Pooled Govt. Loan) VRDO	3.210%	6/7/06 LOC	30,000	30,000
[1] Garden State Preservation Trust New Jersey
TOB VRDO	3.310%	6/7/06 (4)	6,500	6,500
Gloucester County NJ BAN	4.000%	10/23/06	16,200	16,260
Gloucester County NJ PCR
(Mobil Oil Refining Corp.) VRDO	3.400%	6/1/06	31,575	31,575
Harding Township NJ BAN	4.500%	8/17/06	5,950	5,965
Hopewell Township NJ BAN	4.500%	11/17/06	16,940	17,042
Middlesex County NJ BAN	3.500%	6/16/06	50,000	50,016
Monroe Township NJ BAN	4.250%	2/16/07	9,980	10,045
Mount Laurel Township NJ BAN	4.500%	5/25/07	10,508	10,592
[1] New Jersey Building Auth. Rev. TOB VRDO	3.510%	6/7/06 (1)	42,385	42,385
[1] New Jersey COP TOB VRDO	3.310%	6/7/06 (2)	10,395	10,395
[1] New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee) TOB VRDO	3.240%	6/7/06 (1)	4,790	4,790
New Jersey Econ. Dev. Auth. Fac. Rev.
(Logan Project) CP	3.640%	7/12/06 LOC	55,000	55,000
[1] New Jersey Econ. Dev. Auth. Lease Rev. TOB VRDO	3.500%	6/7/06 (1)	6,510	6,510
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	3.210%	6/7/06 LOC	19,000	19,000

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	3.210%	6/7/06 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev.
(Chambers Cogeneration Limited Partnership) CP	3.770%	7/27/06 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev.
(Columbia Univ. Project) CP	3.610%	8/8/06	7,880	7,880
New Jersey Econ. Dev. Auth. Rev.
(Frisch School Project) VRDO	3.450%	6/7/06 LOC	5,800	5,800
New Jersey Econ. Dev. Auth. Rev.
(Hamilton YMCA) VRDO	3.490%	6/7/06 LOC	4,910	4,910
New Jersey Econ. Dev. Auth. Rev.
(Hoffman-La Roche) VRDO	3.590%	6/1/06 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev.
(Jewish Community Center) VRDO	3.210%	6/7/06 LOC	5,820	5,820
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	3.300%	6/1/06	8,700	8,700
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	3.400%	6/1/06	25,000	25,000
[1]New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.) TOB VRDO	3.490%	6/7/06 (1)	6,075	6,075
[1]New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.) TOB VRDO	3.500%	6/7/06 (1)	8,000	8,000
New Jersey Econ. Dev. Auth. Rev.
(Ocean Spray Cranberries) VRDO	3.490%	6/7/06 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev.
(Passaic Hebrew Institute) VRDO	3.450%	6/7/06 LOC	3,150	3,150
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.420%	6/7/06	6,725	6,725
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.440%	6/7/06	5,000	5,000
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.440%	6/7/06	7,500	7,500
[1] New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	3.500%	6/7/06 (3)	8,800	8,800
[1] New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	3.500%	6/7/06 (3)	39,440	39,440
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	3.500%	6/7/06 (2)	11,385	11,385
[1] New Jersey Econ. Dev. Auth. Rev. (School Fac.)
TOB VRDO	3.500%	6/7/06 (2)	5,000	5,000
[1] New Jersey Econ. Dev. Auth. Rev. (Transp. Project)
TOB VRDO	3.500%	6/7/06 (4)	7,465	7,465
New Jersey Econ. Dev. Auth. Rev.
(United States Golf Assn.) VRDO	3.440%	6/7/06 LOC	5,100	5,100
New Jersey Econ. Dev. Auth. Rev. PCR
(Exxon) VRDO	3.340%	6/1/06	8,400	8,400
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.500%	6/7/06 (4)	2,750	2,750
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.500%	6/7/06 (2)	4,065	4,065

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev.
(New Jersey Water Co. Project) TOB VRDO	3.520%	6/7/06 (3)	4,850	4,850
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.490%	6/1/06 (2)	15,250	15,250
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.600%	6/1/06 (2)	2,200	2,200
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.650%	6/1/06 (2)	19,065	19,065
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey) VRDO	3.440%	6/7/06 (2)	39,900	39,900
[1] New Jersey Educ. Fac. Auth. Rev.
(Institute for Defense Analyses) VRDO	3.490%	6/7/06 (2)	12,930	12,930
[1] New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
TOB VRDO	3.500%	6/7/06	5,000	5,000
[1] New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
TOB VRDO	3.500%	6/7/06	5,210	5,210
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
VRDO	3.250%	6/1/06	2,900	2,900
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
VRDO	3.400%	6/1/06	58,955	58,955
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
VRDO	3.450%	6/1/06	22,810	22,810
[1] New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)
TOB VRDO	3.510%	6/7/06 (2)	2,780	2,780
[1] New Jersey GO TOB VRDO	3.490%	6/7/06 (3)	3,400	3,400
[1] New Jersey GO TOB VRDO	3.500%	6/7/06	24,200	24,200
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group) VRDO	3.440%	6/7/06 LOC	21,710	21,710
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.) VRDO	3.440%	6/7/06 LOC	6,400	6,400
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.360%	6/7/06 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.360%	6/7/06 LOC	21,000	21,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.360%	6/7/06 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.360%	6/7/06 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems) VRDO	3.330%	6/7/06 LOC	32,100	32,100
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems) VRDO	3.350%	6/7/06 LOC	31,100	31,100
New Jersey Health Care Fac. Financing Auth. Rev.
(Robert Wood Johnson Univ.) VRDO	3.440%	6/7/06 LOC	33,705	33,705
New Jersey Health Care Fac. Financing Auth. Rev.
(Robert Wood Johnson) VRDO	3.440%	6/7/06 LOC	17,000	17,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Southern Ocean County Hosp.) VRDO	3.440%	6/7/06 LOC	9,190	9,190

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Peters Univ. Hosp.) VRDO	3.100%	6/7/06 LOC	16,145	16,145
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health) VRDO	3.440%	6/7/06 LOC	9,800	9,800
[1] New Jersey Health Care Fac. Financing Auth. Rev.
TOB VRDO	3.480%	6/7/06 (3)	10,000	10,000
[1] New Jersey Health Care Fac. Financing Auth. Rev.
TOB VRDO	3.490%	6/7/06 (2)	10,500	10,500
New Jersey Health Care Fac. Financing Auth. Rev.
VRDO	3.440%	6/7/06 LOC	13,950	13,950
New Jersey Highway Auth. Rev.
(Garden State Parkway)	5.000%	1/1/07 (3)(ETM)	8,565	8,647
[1] New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. TOB VRDO	3.520%	6/7/06 (7)	40,480	40,480
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. VRDO	3.470%	6/7/06 (4)	5,790	5,790
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. VRDO	3.480%	6/7/06 (4)	16,610	16,610
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.240%	6/7/06	22,120	22,120
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.280%	6/7/06	22,820	22,820
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.360%	6/7/06 LOC	17,200	17,200
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.360%	6/7/06 LOC	13,400	13,400
[1]New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax) TOB VRDO	3.500%	6/7/06 (1)	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	3.180%	6/7/06 (1)	5,613	5,613
New Jersey Sports & Exposition Auth. Rev. VRDO	3.200%	6/7/06 (1)	3,600	3,600
New Jersey Sports & Exposition Auth. Rev. VRDO	3.370%	6/7/06 (1)	31,695	31,695
New Jersey TRAN	4.000%	6/23/06	102,700	102,762
1 New Jersey Transp. Corp. COP TOB PUT	3.600%	8/24/06 (3)	19,945	19,945
1 New Jersey Transp. Corp. COP TOB VRDO	3.500%	6/7/06 (3)	9,635	9,635
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/06 (ETM)	5,945	5,950
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/06 (1)	44,200	44,613
1 New Jersey Transp. Trust Fund Auth. Rev. TOB PUT	3.430%	6/1/06 (3)	5,345	5,345
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.480%	6/7/06 (10)	5,995	5,995
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.490%	6/7/06 (1)	5,700	5,700
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.490%	6/7/06 (1)	8,075	8,075
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.490%	6/7/06 (2)	3,745	3,745
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	6/7/06 (3)	5,345	5,345
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	6/7/06 (2)	2,495	2,495
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	6/7/06 (4)	7,050	7,050
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	6/7/06 (4)	3,500	3,500
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.500%	6/7/06 (1)	8,495	8,495

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.500%	6/7/06 (1)	25,500	25,500
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.500%	6/7/06 (1)	14,945	14,945
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.500%	6/7/06 (1)	6,205	6,205
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.500%	6/7/06 (4)	3,800	3,800
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.500%	6/7/06 (3)	7,565	7,565
[1] New Jersey Transp. Trust Fund Auth. Transp. System
TOB VRDO	3.240%	6/7/06 (4)	21,995	21,995
[1] New Jersey Turnpike Auth. Rev. TOB PUT	3.550%	2/15/07 (3)	7,095	7,095
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.240%	6/7/06 (1)	8,050	8,050
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.500%	6/7/06 (4)	15,000	15,000
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.500%	6/7/06 (2)	16,000	16,000
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.500%	6/7/06 (3)	13,640	13,640
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.510%	6/7/06 (1)	18,410	18,410
New Jersey Turnpike Auth. Rev. VRDO	3.180%	6/7/06 (4)	52,800	52,800
New Jersey Turnpike Auth. Rev. VRDO	3.180%	6/7/06 (4)	80,000	80,000
New Jersey Turnpike Auth. Rev. VRDO	3.180%	6/7/06 (4)	16,100	16,100
New Jersey Turnpike Auth. Rev. VRDO	3.190%	6/7/06 (3)LOC	131,900	131,900
Princeton Univ. New Jersey CP	3.500%	8/16/06	15,500	15,500
Port Auth. of New York & New Jersey CP	3.670%	6/6/06	12,100	12,100
Port Auth. of New York & New Jersey CP	3.570%	6/7/06	38,300	38,300
Port Auth. of New York & New Jersey CP	3.450%	7/6/06	15,055	15,055
Port Auth. of New York & New Jersey CP	3.550%	8/8/06	7,740	7,740
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.500%	6/7/06	4,735	4,735
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.500%	6/7/06 (10)	5,415	5,415
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.520%	6/7/06 (3)	5,930	5,930
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.540%	6/7/06 (11)	2,970	2,970
Readington Township NJ BAN	4.250%	2/7/07	20,000	20,128
Ridgewood NJ BAN	3.500%	6/30/06	11,018	11,025
Rockaway NJ Township BAN	3.750%	7/20/06	7,340	7,349
[1] Rutgers State Univ. New Jersey TOB VRDO	3.480%	6/7/06 (3)	5,423	5,423
Rutgers State Univ. New Jersey VRDO	3.410%	6/1/06	79,925	79,925
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	3.150%	6/7/06 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	3.220%	6/7/06 (1)	3,000	3,000

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Salem County NJ Financing Auth. PCR
(Exelon Project) CP	3.680%	9/12/06 LOC	19,000	19,000
Union County NJ BAN	4.500%	3/1/07	45,000	45,353
Union County NJ PCR (Exxon) VRDO	3.250%	6/1/06	8,055	8,055
Union County NJ PCR (Exxon) VRDO	3.340%	6/1/06	14,600	14,600
[1] Univ. of Medicine & Dentistry New Jersey
COP TOB VRDO	3.480%	6/7/06 (1)	4,120	4,120
Univ. of Medicine & Dentistry New Jersey
Rev. VRDO	3.470%	6/7/06 (2)	55,000	55,000
[1] Washington Township NJ Board of Educ. TOB VRDO	3.490%	6/7/06 (4)	8,040	8,040

Outside New Jersey
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.460%	6/7/06 (4)	5,000	5,000
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.470%	6/7/06 (1)	10,595	10,595
[1] Puerto Rico GO TOB VRDO	3.250%	6/7/06 (4)	1,200	1,200
[1] Puerto Rico GO TOB VRDO	3.470%	6/7/06 (1)	7,995	7,995
[1] Puerto Rico Govt. Dev. Bank CP	3.250%	7/24/06 LOC	5,000	5,000
Puerto Rico Govt. Dev. Bank VRDO	3.160%	6/7/06 (1)	3,800	3,800
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.220%	6/7/06 (3)	15,940	15,940
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.240%	6/7/06 (3)	5,140	5,140
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.470%	6/7/06 (1)	21,209	21,209
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.490%	6/7/06 (1)	8,770	8,770
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.130%	6/7/06 (2)	14,300	14,300
[1] Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/07	12,575	12,576
[1] Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds TOB VRDO	3.460%	6/7/06	29,105	29,105
[1] Puerto Rico Infrastructure Financing Auth.
Special Tax Rev. TOB VRDO	3.460%	6/7/06 (2)	6,515	6,515
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.470%	6/7/06 (11)	31,277	31,277
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.520%	6/7/06 LOC	10,000	10,000
Puerto Rico TRAN	4.500%	7/28/06 LOC	17,000	17,033
Total Municipal Bonds (Cost $2,658,650)				2,658,650
Other Assets and Liabilities (1.1%)
Other Assets—Note B				41,588
Liabilities				(11,467)
				30,121
Net Assets (100%)
Applicable to 2,688,651,029 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				2,688,771
Net Asset Value Per Share				$1.00

New Jersey Tax-Exempt Money Market Fund

At May 31, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	2,688,890	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(119)	.00
Unrealized Appreciation	—	—
Net Assets	2,688,771	$1.00

•	See Note A in Notes to Financial Statements.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of these securities was $781,405,000, representing 29.1% of net assets.

For key to abbreviations and other references, see page 18.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	39,953
Total Income	39,953
Expenses
The Vanguard Group—Note B
Investment Advisory Services	114
Management and Administrative	1,135
Marketing and Distribution	388
Custodian Fees	8
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,654
Net Investment Income	38,299
Realized Net Gain (Loss) on Investment Securities Sold	(43)
Change in Unrealized Appreciation (Depreciation)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	38,256

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,299	49,497
Realized Net Gain (Loss)	(43)	(63)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	38,256	49,434
Distributions
Net Investment Income	(38,299)	(49,497)
Realized Capital Gain	—	—
Total Distributions	(38,299)	(49,497)
Capital Share Transactions (at $1.00)
Issued	1,298,667	2,081,057
Issued in Lieu of Cash Distributions	36,387	47,143
Redeemed	(1,166,979)	(1,681,038)
Net Increase (Decrease) from Capital Share Transactions	168,075	447,162
Total Increase (Decrease)	168,032	447,099
Net Assets
Beginning of Period	2,520,739	2,073,640
End of Period	2,688,771	2,520,739

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.015	.021	.01	.009	.013	.028
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.015	.021	.01	.009	.013	.028
Distributions
Dividends from
Net Investment Income	(.015)	(.021)	(.01)	(.009)	(.013)	(.028)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.015)	(.021)	(.01)	(.009)	(.013)	(.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.51%	2.17%	1.03%	0.87%	1.29%	2.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,689	$2,521	$2,074	$1,874	$1,758	$1,549
Ratio of Total Expenses to
Average Net Assets	0.13%1	0.13%	0.13%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.01%1	2.17%	1.03%	0.87%	1.28%	2.74%

[1]	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $279,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	335	6,505	37,743
Yield		—	—
Investor Shares	4.0%
Admiral Shares	4.1%
Yield to Maturity	4.2%[3]	4.1%	4.2%
Average Coupon	4.6%	5.1%	5.1%
Average Effective
Maturity	9.2 years	7.3 years	6.9 years
Average Quality	AA+	AAA	AA+
Average Duration	6.4 years	5.8 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.17%[4]
Admiral Shares	0.09%[4]
Short-Term Reserves	0%	—	—

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.98	1.00
Beta	0.98	1.00	1.15	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	6%
1–5 Years	25
5–10 Years	38
10–20 Years	21
20–30 Years	9
Over 30 Years	1

Distribution by Credit Quality (% of portfolio)

AAA	85%
AA	8
A	2
BBB	5

Investment Focus

[1]	Lehman 10 Year Municipal Bond Index.

[2]	Lehman Municipal Bond Index.

[3]	Before expenses.

[4]	Annualized.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1995–May 31, 2006
	Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	–0.7%	5.4%	4.7%	5.7%
1997	1.0	5.4	6.4	7.1
1998	2.3	5.3	7.6	8.1
1999	–6.2	4.9	–1.3	–0.4
2000	2.9	5.7	8.6	7.7
2001	3.4	5.2	8.6	8.2
2002	1.5	4.9	6.4	6.7
2003	2.1	4.7	6.8	6.9
2004	–1.2	4.5	3.3	4.0
2005	–1.1	4.4	3.3	3.0
2006[2]	–0.8	2.3	1.5	1.3

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	2/3/1988	3.70%	4.84%	0.58%	5.02%	5.60%
Admiral Shares	5/14/2001	3.78	5.183	—	—	—

[1]	Lehman 10 Year Municipal Bond Index.

[2]	Six months ended May 31, 2006.

[3]	Return since inception.

Note: See Financial Highlights tables on pages 39 and 40 for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.8%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (3)	1,755	1,968
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (3)	4,025	4,626
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (3)	3,685	4,146
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (3)	1,480	1,671
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	1,805	1,960
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,444
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10 (4)(Prere.)	850	905
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,572
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/16	1,140	1,232
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/17	1,025	1,104
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/18	1,265	1,362
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/19	1,335	1,437
Cape May County NJ Muni. Util. Auth. Rev.	5.750%	1/1/14 (4)	6,930	7,716
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (1)	2,560	2,712
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (1)	2,165	2,294
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	19,432
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10 (2)(Prere.)	750	799
Delaware River Port Auth.
Pennsylvania & New Jersey Rev.	5.750%	1/1/22 (4)	10,000	10,599
Delaware River Port Auth.
Pennsylvania & New Jersey Rev.	5.625%	1/1/26 (4)	5,000	5,275
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,817
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,966
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,134
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,494
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,161
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/20 (4)	3,775	4,255
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/21 (4)	3,995	4,509
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/22 (4)	4,220	4,773
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/24 (4)	4,715	5,517

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/25 (4)	4,885	5,731
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	3,390	3,663
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,500
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	2,650	2,863
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (1)	12,065	13,615
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	6,725	7,603
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (1)	11,630	13,185
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26 (1)	6,500	7,369
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/27 (1)	5,895	6,689
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10 (4)	1,000	864
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,618
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,883
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,680
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	11,325	5,464
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	41,150	18,858
Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	15,000	6,532
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	13,000	15,238
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/16 (1)	1,000	1,052
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/17 (1)	1,000	1,050
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/20 (1)	1,150	1,201
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/23 (1)	1,000	1,036
Gloucester Township NJ GO	5.750%	7/15/10 (2)	2,880	3,108
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,755	3,026
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev.	6.000%	6/1/13 (1)	1,685	1,731
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev.	6.000%	6/1/15 (1)	3,140	3,225
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev.	6.100%	6/1/16 (1)	1,685	1,733
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,365
Hillsborough Township NJ School Dist. GO	5.375%	10/1/15 (4)	1,720	1,893
Hillsborough Township NJ School Dist. GO	5.375%	10/1/17 (4)	720	796
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	1,932
Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	0.000%	8/1/06 (1)	2,000	1,988
[1] Hoboken-Union City-Weehawken NJ
Sewerage Auth. Rev.	6.250%	8/1/13 (1)	9,590	10,934
Hudson County NJ GO	6.550%	7/1/07 (3)	1,300	1,339
Irvington Township NJ GO	0.000%	8/1/07 (1)(ETM)	1,000	959
Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,288
Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	1,772
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,442
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,297

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,625	2,746
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	2,919
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	2,981
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,098
Mercer County NJ Improvement Auth.
Solid Waste Rev.	5.375%	9/15/12	11,120	11,547
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.750%	12/15/08	1,165	1,223
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.950%	12/15/12	4,895	5,468
Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,106
Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,282
Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (3)	1,825	1,949
Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (3)	1,925	2,056
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	503
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	501
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	4,963
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	3,460
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,697
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,713
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,535
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/22	2,000	2,134
Middlesex County NJ Improvement Auth.
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,342
Middlesex County NJ Improvement Auth.
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	1,910
Middlesex County NJ Improvement Auth.
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,598
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,855
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,102
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.800%	7/15/07 (2)(Prere.)	1,180	1,220
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,215
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,324
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,378
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,364

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	1,280	1,364
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,173
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,734
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	6,017
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,205
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,768
New Jersey Casino Reinvestment Dev. Auth.
Rev. (Parking Fee)	5.250%	6/1/21 (1)	3,000	3,188
[2] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.500%	11/15/08 (1)(Prere.)	4,375	4,603
[2] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.625%	11/15/08 (1)(Prere.)	4,870	5,138
[2] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	6,080	6,432
[2] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	5,440	5,755
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/28 (3)	8,000	9,129
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/29 (3)	7,055	8,054
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	6,500	6,608
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	2,006
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,294
New Jersey Econ. Dev. Auth. Rev.
(Masonic Charity Foundation)	5.875%	6/1/18	1,250	1,350
New Jersey Econ. Dev. Auth. Rev.
(Masonic Charity Foundation)	6.000%	6/1/25	1,000	1,094
New Jersey Econ. Dev. Auth. Rev.
(Masonic Charity Foundation)	5.500%	6/1/31	1,665	1,752
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	6,000	6,615
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	15,468
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/26 (1)	3,000	3,312
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.000%	7/1/27 (1)	5,150	5,330
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/31 (1)	15,175	16,044
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,528
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,311
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14 (3)(Prere.)	3,880	4,224

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/21 (3)	15,000	16,549
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/24	15,550	16,477
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/25	8,000	8,471
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	20,000	22,751
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	10,567
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	24,500	27,901
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/08 (1)	2,305	2,132
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/11 (1)	4,650	3,819
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,572
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,364
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	2,990
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09 (4)(Prere.)	4,500	4,695
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09 (4)(Prere.)	3,465	3,674
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(NJ American Water Co.)	5.125%	4/1/22 (2)	5,000	5,183
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/07 (2)	5,890	6,051
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/08 (2)	6,165	6,457
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (4)(Prere.)	2,715	2,851
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/10 (4)(Prere.)	8,425	9,092
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,332
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/20	6,405	6,596
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey) VRDO	3.440%	6/7/06 (2)	2,450	2,450
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (3)	2,060	2,267
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (3)	1,550	1,707
New Jersey Educ. Fac. Auth. Rev.
(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,906
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/21 (3)	2,605	2,776
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/22 (3)	2,775	2,950
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/32 (3)	4,700	4,858
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,056
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,553
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,822
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	2,796
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/17	10,630	11,685
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/18	4,785	5,271
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/19	7,000	7,741
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
VRDO	3.250%	6/1/06	1,565	1,565
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
VRDO	3.400%	6/1/06	4,520	4,520

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)
VRDO	3.450%	6/1/06	11,260	11,260
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,233
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15 (3)	1,550	1,636
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/17 (3)	1,700	1,782
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/20 (3)	1,010	1,055
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/34 (3)	15,760	16,229
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/36 (1)	4,000	4,134
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	11,858
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,305	2,469
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,880	2,010
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	2,050	2,192
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/21 (3)	2,800	2,937
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,579
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,337
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15 (2)	400	425
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16 (2)	200	212
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.125%	7/1/22	6,000	6,136
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.250%	7/1/32	6,000	6,135
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev.	5.125%	9/1/15	5,090	5,381
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev.	5.000%	9/1/17	1,525	1,560
New Jersey GO	5.250%	7/1/19	10,105	11,036
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.000%	7/1/08	2,530	2,616
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/17	3,950	4,354
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/25	5,000	5,295
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	7,376
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.000%	7/1/24	800	789
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/30	2,405	2,474
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	6,990
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/09 (4)	5,500	5,716
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,851

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/12 (4)	1,500	1,550
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,426
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/20 (2)	4,100	4,237
3 New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/30	4,000	4,149
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,241
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.125%	7/1/35	2,450	2,463
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,355	7,796
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,450	14,024
New Jersey Health Care Fac. Financing Auth. Rev.
(Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,204
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.875%	7/1/21	3,500	3,702
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/26	3,500	3,699
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/32	3,000	3,159
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/13 (1)	3,000	3,115
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/16 (1)	3,300	3,433
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	0.000%	7/1/21 (1)	3,000	1,473
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	11,000	11,422
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	4.950%	6/1/10 (2)	2,980	3,008
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.050%	6/1/11 (2)	2,375	2,400
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.050%	6/1/12 (1)	525	533
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.150%	6/1/12 (2)	2,475	2,497
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.100%	6/1/13 (1)	1,200	1,219
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.200%	6/1/13 (2)	3,860	3,906
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.125%	6/1/14 (1)	685	696
New Jersey Higher Educ. Assistance Auth.
Student Loan Rev.	5.250%	6/1/18 (1)	380	385

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Highway Auth. Rev.
(Garden State Parkway)	5.600%	1/1/10 (3)(Prere.)	7,535	8,077
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,255	2,356
New Jersey Housing & Mortgage Finance Agency
Rev. (Home Buyer)	5.400%	10/1/20 (1)	735	750
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	1,595	1,764
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	8,405	9,250
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)(ETM)	250	278
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)	5,505	6,128
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,366
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,125
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,160
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,685
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,642
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	16,464
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10 (Prere.)	5,000	5,428
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,634
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	25,000	28,071
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	5,850	6,759
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	17,381
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,000	5,793
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (3)	17,750	20,642
[3] New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32 (4)	30,000	8,081
[3] New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/36 (2)	34,000	7,489
New Jersey Turnpike Auth. Rev.	5.375%	1/1/10 (1)(Prere.)	3,500	3,695
New Jersey Turnpike Auth. Rev.	5.500%	1/1/10 (1)(Prere.)	1,800	1,908
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	1,620	1,730
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	665	710
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	7,365	7,867
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)(ETM)	770	864
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)	230	257
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	20,000	23,018
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	1,560	1,799
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	4,615	5,294
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	22,095	25,476
New Jersey Turnpike Auth. Rev.	5.750%	1/1/17 (1)	2,635	2,799
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	5,500	6,086
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27 (4)	7,000	7,750
New Jersey Turnpike Auth. Rev.	5.250%	1/1/29 (4)	19,000	21,035
New Jersey Turnpike Auth. Rev.	5.250%	1/1/30 (4)	24,500	27,115
[2] New Jersey Turnpike Auth. Rev. TOB VRDO	3.500%	6/7/06 (4)	5,000	5,000

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Turnpike Auth. Rev. VRDO	3.180%	6/7/06 (4)	6,000	6,000
New Jersey Turnpike Auth. Rev. VRDO	3.180%	6/7/06 (4)	3,000	3,000
New Jersey Water Supply Auth. Delaware &
Raritan Water System Rev.	5.375%	11/1/10 (1)	2,230	2,323
New Jersey Water Supply Auth. Delaware &
Raritan Water System Rev.	5.375%	11/1/11 (1)	2,345	2,441
New Jersey Water Supply Auth. Delaware &
Raritan Water System Rev.	5.375%	11/1/13 (1)	2,600	2,696
Newark NJ GO	5.500%	10/1/08 (2)	1,660	1,727
Newark NJ GO	5.375%	12/15/13 (1)	2,000	2,161
North Bergen Township NJ GO	8.000%	8/15/06 (4)	1,885	1,902
North Hudson NJ Sewer Auth. Rev.	5.125%	8/1/08 (3)	2,000	2,024
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,823
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,345	2,484
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	2,938
Port Auth. of New York & New Jersey Rev.	5.125%	11/15/12 (3)	2,500	2,585
Port Auth. of New York & New Jersey Rev.	5.125%	11/15/14 (3)	6,025	6,209
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/14 (2)	2,790	2,992
Port Auth. of New York & New Jersey Rev.	5.000%	8/1/15	3,370	3,453
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/19 (2)	5,125	5,497
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/31	12,830	13,245
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (1)	12,095	12,510
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (1)	4,215	1,199
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32 (1)	5,000	1,347
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34 (1)	10,220	2,479
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35 (1)	10,215	2,356
Rutgers State Univ. New Jersey	6.400%	5/1/13	3,000	3,308
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,049
South Jersey Port Corp. New Jersey Rev.	5.200%	1/1/23	1,500	1,534
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,532
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11 (3)	3,100	3,343
Union County NJ Improvement Auth. Rev.
(Plainfield Board of Educ.)	5.800%	8/1/07 (3)(Prere.)	4,000	4,138
Union County NJ PCR (Exxon) VRDO	3.250%	6/1/06	415	415
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.250%	6/1/06 (2)	5,375	5,375
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/11 (2)	8,375	8,639
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/12 (2)	8,995	9,268
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/13 (2)	9,445	9,706
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,104
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,320
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,570
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/24 (1)	2,000	2,122
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (1)(ETM)	4,000	4,452
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,511

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,197
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/18 (2)	1,250	1,354
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	3,000	3,250
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	3,981
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	2,158
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	7,910
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	10,860
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,261
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,263
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,266
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,266
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,266
Washington Township NJ Board of Educ. GO	5.250%	1/1/23 (4)	1,875	2,068
Washington Township NJ Board of Educ. GO	5.250%	1/1/24 (4)	2,070	2,289
Washington Township NJ Board of Educ. GO	5.250%	1/1/25 (4)	1,500	1,661
Washington Township NJ Board of Educ. GO	5.250%	1/1/26 (4)	1,330	1,472
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,673
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,139
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,081

Outside New Jersey
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,526
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/07 (1)(Prere.)	3,200	3,303
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,000	2,197
Puerto Rico GO	5.500%	7/1/18	5,540	5,966
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	7,586
Puerto Rico Govt. Dev. Bank CP	3.850%	10/4/06	1,422	1,418
Puerto Rico Govt. Dev. Bank VRDO	3.160%	6/7/06 (1)	13,500	13,500
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	3,842
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,528
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	5,000	5,590
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/21 (4)	5,000	5,619
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/22 (4)	3,500	3,945
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23 (4)	4,000	4,514
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.130%	6/7/06 (2)	29,800	29,800
Puerto Rico Housing Finance Corp.
Home Mortgage Rev.	5.300%	12/1/28	2,590	2,644
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	13,000	14,718
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/28 (2)	10,200	11,571
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/29 (2)	19,805	6,543

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	20,000	5,445
Puerto Rico Muni. Finance Agency	5.500%	8/1/09 (4)(Prere.)	2,000	2,128
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	5,347
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,523
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	869
Puerto Rico Public Finance Corp.	5.500%	8/1/29	1,135	1,174
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,530
Total Municipal Bonds (Cost $1,592,404)				1,627,072
Other Assets and Liabilities (0.2%)
Other Assets—Note B				28,092
Liabilities				(24,303)
				3,789
Net Assets (100%)				1,630,861

At May 31, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	1,591,839
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	3,387
Unrealized Appreciation (Depreciation)
Investment Securities	34,668
Futures Contracts	967
Net Assets	1,630,861

Investor Shares—Net Assets
Applicable to 36,599,444 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	426,777
Net Asset Value Per Share—Investor Shares	$11.66

Admiral Shares—Net Assets
Applicable to 103,259,481 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	1,204,084
Net Asset Value Per Share—Admiral Shares	$11.66

•	See Note A in Notes to Financial Statements.

[1]	Securities with a value of $2,394,000 have been segregated as initial margin for open futures contracts.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of these securities was $26,928,000, representing 1.7% of net assets.

[3]	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2006.

[4]	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	37,300
Total Income	37,300
Expenses
The Vanguard Group—Note B
Investment Advisory Services	74
Management and Administrative
Investor Shares	265
Admiral Shares	358
Marketing and Distribution
Investor Shares	72
Admiral Shares	117
Custodian Fees	3
Shareholders’ Reports
Investor Shares	4
Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	896
Expenses Paid Indirectly—Note C	(54)
Net Expenses	842
Net Investment Income	36,458
Realized Net Gain (Loss)
Investment Securities Sold	2,517
Futures Contracts	2,777
Realized Net Gain (Loss)	5,294
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(17,971)
Futures Contracts	328
Change in Unrealized Appreciation (Depreciation)	(17,643)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,109

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,458	70,128
Realized Net Gain (Loss)	5,294	10,180
Change in Unrealized Appreciation (Depreciation)	(17,643)	(28,839)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,109	51,469
Distributions
Net Investment Income
Investor Shares	(9,643)	(33,252)
Admiral Shares	(26,815)	(36,876)
Realized Capital Gain[1]
Investor Shares	(2,652)	(6,385)
Admiral Shares	(7,127)	(4,488)
Total Distributions	(46,237)	(81,001)
Capital Share Transactions—Note F
Investor Shares	(1,706)	(452,272)
Admiral Shares	40,381	575,388
Net Increase (Decrease) from Capital Share Transactions	38,675	123,116
Total Increase (Decrease)	16,547	93,584
Net Assets
Beginning of Period	1,614,314	1,520,730
End of Period	1,630,861	1,614,314

[1]	Includes fiscal 2006 and 2005 short-term gain distributions totaling $933,000 and $646,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended	Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$11.82	$12.04	$12.27	$12.06	$11.91	$11.52
Investment Operations
Net Investment Income	.261	.526	.548	.549	.575	.581
Net Realized and Unrealized
Gain (Loss) on Investments	(.088)	(.134)	(.149)	.257	.174	.390
Total from Investment Operations	.173	.392	.399	.806	.749	.971
Distributions
Dividends from
Net Investment Income	(.261)	(.526)	(.548)	(.549)	(.575)	(.581)
Distributions from
Realized Capital Gains	(.072)	(.086)	(.081)	(.047)	(.024)	—
Total Distributions	(.333)	(.612)	(.629)	(.596)	(.599)	(.581)
Net Asset Value, End of Period	$11.66	$11.82	$12.04	$12.27	$12.06	$11.91

Total Return	1.47%	3.29%	3.33%	6.81%	6.42%	8.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$427	$434	$896	$920	$958	$954
Ratio of Total Expenses to
Average Net Assets	0.17%1	0.16%	0.14%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.44%1	4.38%	4.51%	4.49%	4.78%	4.89%
Portfolio Turnover Rate	20%1	19%	16%	14%	15%	8%

[1]	Annualized.

New Jersey Long-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended					May 14[1] to
	May 31,	Year Ended November 30,				Nov. 30,
For a Share Outstanding
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$11.82	$12.04	$12.27	$12.06	$11.91	$11.76
Investment Operations
Net Investment Income	.265	.535	.554	.557	.582	.318
Net Realized and Unrealized
Gain (Loss) on Investments	(.088)	(.134)	(.149)	.257	.174	.150
Total from Investment Operations	.177	.401	.405	.814	.756	.468
Distributions
Dividends from
Net Investment Income	(.265)	(.535)	(.554)	(.557)	(.582)	(.318)
Distributions from
Realized Capital Gains	(.072)	(.086)	(.081)	(.047)	(.024)	—
Total Distributions	(.337)	(.621)	(.635)	(.604)	(.606)	(.318)
Net Asset Value, End of Period	$11.66	$11.82	$12.04	$12.27	$12.06	$11.91

Total Return	1.51%	3.36%	3.39%	6.87%	6.48%	4.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,204	$1,180	$625	$604	$597	$476
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.12%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	4.52%[2]	4.45%	4.57%	4.55%	4.82%	4.84%[2]
Portfolio Turnover Rate	20%[2]	19%	16%	14%	15%	8%

[1]	Inception.

[2]	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S.

Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

New Jersey Long-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $176,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2006, these arrangements reduced the fund’s expenses by $54,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $1,267,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2006, net unrealized appreciation of investment securities for tax purposes was $33,401,000 consisting of unrealized gains of $45,674,000 on securities that had risen in value since their purchase and $12,273,000 in unrealized losses on securities that had fallen in value since their purchase.

New Jersey Long-Term Tax-Exempt Fund

At May 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(1,100)	115,414	683
30-Year U.S. Treasury Bond	(405)	43,019	219
5-Year U.S. Treasury Note	(150)	15,541	65

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2006, the fund purchased $161,229,000 of investment securities and sold $154,539,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2006		November 30, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	57,926	4,918	155,601	12,922
Issued in Lieu of Cash Distributions	10,074	856	30,250	2,513
Redeemed	(69,706)	(5,923)	(638,123)	(53,119)
Net Increase (Decrease)—Investor Shares	(1,706)	(149)	(452,272)	(37,684)
Admiral Shares
Issued	123,723	10,518	646,910	53,890
Issued in Lieu of Cash Distributions	26,140	2,221	31,601	2,634
Redeemed	(109,482)	(9,320)	(103,123)	(8,607)
Net Increase (Decrease)—Admiral Shares	40,381	3,419	575,388	47,917

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New Jersey Tax-Exempt Fund	11/30/2005	5/31/2006	Period1
Based on Actual Fund Return
Money Market	$1,000.00	$1,015.11	$0.65
Long-Term
Investor Shares	1,000.00	1,014.71	0.85
Admiral Shares	1,000.00	1,015.09	0.45
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.28	$0.66
Long-Term
Investor Shares	1,000.00	1,024.08	0.86
Admiral Shares	1,000.00	1,024.48	0.45

[1]

These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.13%; for the New Jersey Long-Term Tax-Exempt Fund Investor Shares, 0.17%, and Admiral Shares, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard New Jersey Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for both of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the Vanguard New Jersey Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan1
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
136 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
136 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute for Biomedical
Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
136 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
136 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director
136 Vanguard Funds Overseen	of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director
and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates
(1985–2004), Genbel Securities Limited (South African financial services firm)
(1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/
136 Vanguard Funds Overseen	lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
136 Vanguard Funds Overseen	(diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen
Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver
Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
136 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
136 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with
Vanguard, and the ship
logo are trademarks of The Vanguard
Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property
Institutional Investor Services > 800-523-1036	of their respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from
Lipper Inc. or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s
proxy voting guidelines by
This material may be used in conjunction	visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,
fund only if preceded or accompanied by	” or by calling Vanguard at 800-662-2739.
the fund’s current prospectus.	They are also available from the SEC’s
website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted
the proxies for securities it owned during
the 12 months ended June 30. To get the
report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about
your fund at the SEC’s Public Reference
Room in Washington, D.C. To find out
more about this public service, call the SEC
at 202-551-8090. Information about your
fund is also available on the SEC’s website,
and you can receive copies of this
information, for a fee, by sending a
request in either of two ways: via e-mail
addressed to publicinfo@sec.gov or via
regular mail addressed to the Public
Reference Section, Securities and
Exchange Commission, Washington, DC
20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

Q142 072006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.